Leases - Summary of Expenses, Relating To Lease Activities In The Consolidated Statements (Detail) € in Thousands	12 Months Ended
Dec. 31, 2019 EUR (€)
Disclosure of quantitative information about right-of-use assets [line items]
Expenses relating to short term leases and leases of low value assets	€ 202
Lease interests	1,014
Total lease expenses	6,453
Research And Development Member
Disclosure of quantitative information about right-of-use assets [line items]
Depreciations	3,943
General And Administration Member
Disclosure of quantitative information about right-of-use assets [line items]
Depreciations	€ 1,294